Condensed Consolidated Statement of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Total	Total Stockholders' Equity	Common Stock Common Stock Class T	Common Stock Common Stock Class S	Common Stock Common Stock Class D	Common Stock Common Stock Class I	Additional Paid-In Capital	Accumulated Deficit and Cumulative Distributions	Non-Controlling Interests
Beginning Balance at Dec. 31, 2017	$ 164	$ 164	$ 0	$ 0	$ 0	$ 0	$ 200	$ (36)	$ 0
Common stock issued	164,674	164,674		66		15	164,593
Offering costs	(16,103)	(16,103)					(16,103)
Amortization of restricted stock grants	80	80					80
Net loss	(1,693)	(1,693)						(1,693)
Ending Balance at Dec. 31, 2018	147,122	147,122	0	66	0	15	148,770	(1,729)	0
Common stock issued	766,173	766,173	14	192	17	145	765,805
Offering costs	(42,156)	(42,156)					(42,156)
Distribution reinvestments	11,227	11,227		4		1	11,222
Amortization of restricted stock grants	71	71					71
Common stock repurchased	(206)	(206)					(206)
Net loss	(20,978)	(20,826)						(20,826)	(152)
Contributions from non-controlling interests	12,520								12,520
Distributions to non-controlling interests	(384)								(384)
Distributions declared on common stock (see Note 10)	(24,142)	(24,142)						(24,142)
Ending Balance at Dec. 31, 2019	849,247	837,263	14	262	17	161	883,506	(46,697)	11,984
Common stock issued	421,659	421,659	6	94	6	89	421,464
Offering costs	(20,528)	(20,528)					(20,528)
Distribution reinvestments	8,364	8,364		2		1	8,361
Amortization of restricted stock grants	21	21					21
Common stock repurchased	(980)	(980)					(980)
Net loss	(40,647)
Net loss (allocated to redeemable non- controlling interest)	(40,315)	(39,677)						(39,677)	(638)
Contributions from non-controlling interests	58,840								58,840
Distributions to non-controlling interests	(356)								(356)
Distributions declared on common stock (see Note 10)	(16,368)	(16,368)						(16,368)
Allocation to redeemable non-controlling interest	(302)	(302)					(302)
Ending Balance at Mar. 31, 2020	1,259,282	1,189,452	20	358	23	251	1,291,542	(102,742)	69,830
Beginning Balance at Dec. 31, 2019	849,247	837,263	14	262	17	161	883,506	(46,697)	11,984
Net loss	(65,898)
Allocation to redeemable non-controlling interest	(792)
Ending Balance at Sep. 30, 2020	1,376,695	1,366,098	23	409	25	313	1,533,049	(167,721)	10,597
Beginning Balance at Dec. 31, 2019	849,247	837,263	14	262	17	161	883,506	(46,697)	11,984
Common stock issued	982,179	982,179	12	201	11	233	981,722
Offering costs	(42,390)	(42,390)					(42,390)
Distribution reinvestments	41,551	41,551		11		6	41,534
Amortization of restricted stock grants	128	128					128
Common stock repurchased	(43,711)	(43,711)	(1)	(10)		(8)	(43,692)
Net loss	(98,200)
Net loss (allocated to redeemable non- controlling interest)	(97,558)	(96,258)						(96,258)	(1,300)
Contributions from non-controlling interests	60,192								60,192
Distributions to non-controlling interests	(1,860)								(1,860)
Repurchase of non-controlling interests	(58,837)								(58,837)
Distributions declared on common stock (see Note 10)	(81,243)	(81,243)						(81,243)
Allocation to redeemable non-controlling interest	(1,282)	(1,282)					(1,282)
Ending Balance at Dec. 31, 2020	1,606,416	1,596,237	25	464	28	392	1,819,526	(224,198)	10,179
Beginning Balance at Mar. 31, 2020	1,259,282	1,189,452	20	358	23	251	1,291,542	(102,742)	69,830
Common stock issued	95,244	95,244	2	23	1	17	95,201
Offering costs	(5,369)	(5,369)					(5,369)
Distribution reinvestments	10,463	10,463		3		2	10,458
Amortization of restricted stock grants	21	21					21
Common stock repurchased	(21,374)	(21,374)	(1)	(5)		(3)	(21,365)
Net loss	(14,754)
Net loss (allocated to redeemable non- controlling interest)	(14,671)	(14,262)						(14,262)	(409)
Contributions from non-controlling interests	1,352								1,352
Distributions to non-controlling interests	(831)								(831)
Repurchase of non-controlling interests	(58,837)								(58,837)
Distributions declared on common stock (see Note 10)	(19,300)	(19,300)						(19,300)
Allocation to redeemable non-controlling interest	(274)	(274)					(274)
Ending Balance at Jun. 30, 2020	1,245,706	1,234,601	21	379	24	267	1,370,214	(136,304)	11,105
Common stock issued	163,399	163,399	2	29	1	46	163,321
Offering costs	(4,689)	(4,689)					(4,689)
Distribution reinvestments	10,487	10,487		3		1	10,483
Amortization of restricted stock grants	38	38					38
Common stock repurchased	(6,108)	(6,108)		(2)		(1)	(6,105)
Net loss	(10,497)
Net loss (allocated to redeemable non- controlling interest)	(10,455)	(10,316)						(10,316)	(139)
Distributions to non-controlling interests	(369)								(369)
Distributions declared on common stock (see Note 10)	(21,101)	(21,101)						(21,101)
Allocation to redeemable non-controlling interest	(213)	(213)					(213)
Ending Balance at Sep. 30, 2020	1,376,695	1,366,098	23	409	25	313	1,533,049	(167,721)	10,597
Net loss	(32,302)
Ending Balance at Dec. 31, 2020	1,606,416	1,596,237	25	464	28	392	1,819,526	(224,198)	10,179
Common stock issued	611,874	611,874	2	141	18	121	611,592
Offering costs	(30,594)	(30,594)					(30,594)
Distribution reinvestments	14,101	14,101		4		2	14,095
Amortization of restricted stock grants	53	53					53
Common stock repurchased	(12,259)	(12,259)		(4)		(1)	(12,254)
Net loss (allocated to redeemable non- controlling interest)	(19,910)	(19,889)						(19,889)	(21)
Distributions to non-controlling interests	(304)								(304)
Distributions declared on common stock (see Note 10)	(30,509)	(30,509)						(30,509)
Allocation to redeemable non-controlling interest	(839)	(839)					(839)
Ending Balance at Mar. 31, 2021	2,138,029	2,128,175	27	605	46	514	2,401,579	(274,596)	9,854
Beginning Balance at Dec. 31, 2020	1,606,416	1,596,237	25	464	28	392	1,819,526	(224,198)	10,179
Net loss	(174,676)
Allocation to redeemable non-controlling interest	(5,556)
Ending Balance at Sep. 30, 2021	4,854,375	4,841,887	40	1,216	188	1,148	5,378,498	(539,203)	12,488
Beginning Balance at Mar. 31, 2021	2,138,029	2,128,175	27	605	46	514	2,401,579	(274,596)	9,854
Common stock issued	1,368,383	1,368,383	6	297	45	274	1,367,761
Offering costs	(68,577)	(68,577)					(68,577)
Distribution reinvestments	17,749	17,749		5		3	17,741
Amortization of restricted stock grants	162	162					162
Common stock repurchased	(16,827)	(16,827)		(3)		(5)	(16,819)
Net loss (allocated to redeemable non- controlling interest)	(44,103)	(43,981)						(43,981)	(122)
Distributions to non-controlling interests	(246)								(246)
Distributions declared on common stock (see Note 10)	(45,219)	(45,219)						(45,219)
Allocation to redeemable non-controlling interest	(1,465)	(1,465)					(1,465)
Ending Balance at Jun. 30, 2021	3,347,886	3,338,400	33	904	91	786	3,700,382	(363,796)	9,486
Common stock issued	1,747,984	1,747,984	7	308	97	360	1,747,212
Offering costs	(81,819)	(81,819)					(81,819)
Distribution reinvestments	26,523	26,523		6		5	26,512
Amortization of restricted stock grants	161	161					161
Common stock repurchased	(10,703)	(10,703)		(2)		(3)	(10,698)
Net loss	(110,093)
Net loss (allocated to redeemable non- controlling interest)	(109,428)	(109,252)						(109,252)	(176)
Contributions from non-controlling interests	3,537								3,537
Distributions to non-controlling interests	(359)								(359)
Distributions declared on common stock (see Note 10)	(66,155)	(66,155)						(66,155)
Allocation to redeemable non-controlling interest	(3,252)	(3,252)					(3,252)
Ending Balance at Sep. 30, 2021	$ 4,854,375	$ 4,841,887	$ 40	$ 1,216	$ 188	$ 1,148	$ 5,378,498	$ (539,203)	$ 12,488